Note 6 - Allowance for Loan Losses and Credit Quality Information - Impaired Loans and Related Allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related allowance	$ 725	$ 794
Recorded investment	3,851	3,696
Unpaid principal balance	4,422	5,923
Average recorded investment	3,679	4,477
Interest income recognized	171	175
Specific reserves	725	794
Residential Portfolio Segment [Member]
Recorded investment, with no related allowance	544	458
Unpaid principal balance, with no related allowance	563	477
Average recorded investment, with no related allowance	508	465
Interest income recognized, with no related allowance	33	21
Recorded investment, with related allowance	430	768
Unpaid principal balance, with related allowance	430	768
Related allowance	62	98
Average recorded investment, with related allowance	633	859
Interest income recognized, with related allowance	3	5
Recorded investment	974	1,226
Unpaid principal balance	993	1,245
Average recorded investment	1,141	1,324
Interest income recognized	36	26
Specific reserves	62	98
Commercial Real Estate Portfolio Segment [Member]
Related allowance	451	451
Specific reserves	451	451
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Recorded investment, with no related allowance	0	25
Unpaid principal balance, with no related allowance	0	1,682
Average recorded investment, with no related allowance	10	81
Interest income recognized, with no related allowance	0	106
Recorded investment, with related allowance	982	1,085
Unpaid principal balance, with related allowance	982	1,085
Related allowance	435	430
Average recorded investment, with related allowance	1,048	1,673
Interest income recognized, with related allowance	71	0
Recorded investment	982	1,110
Unpaid principal balance	982	2,767
Average recorded investment	1,058	1,754
Interest income recognized	71	106
Specific reserves	435	430
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Recorded investment, with no related allowance		0
Unpaid principal balance, with no related allowance		0
Average recorded investment, with no related allowance		27
Interest income recognized, with no related allowance		0
Recorded investment, with related allowance	184	201
Unpaid principal balance, with related allowance	184	201
Related allowance	16	21
Average recorded investment, with related allowance	193	82
Interest income recognized, with related allowance	0	7
Recorded investment	184	201
Unpaid principal balance	184	201
Average recorded investment	193	109
Interest income recognized	0	7
Specific reserves	16	21
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance	781	515
Unpaid principal balance, with no related allowance	781	515
Average recorded investment, with no related allowance	580	510
Interest income recognized, with no related allowance	26	14
Recorded investment, with related allowance	195	341
Unpaid principal balance, with related allowance	195	341
Related allowance	119	172
Average recorded investment, with related allowance	231	395
Interest income recognized, with related allowance	14	9
Recorded investment	976	856
Unpaid principal balance	976	856
Average recorded investment	811	905
Interest income recognized	40	23
Specific reserves	119	172
Commercial Portfolio Segment [Member]
Recorded investment, with related allowance	735	303
Unpaid principal balance, with related allowance	1,287	854
Related allowance	93	73
Average recorded investment, with related allowance	476	385
Interest income recognized, with related allowance	24	13
Recorded investment	735	303
Unpaid principal balance	1,287	854
Average recorded investment	476	385
Interest income recognized	24	13
Specific reserves	$ 93	$ 73